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                        SUPPLEMENT DATED NOVEMBER 1, 2006
                TO THE PROSPECTUSES OF THE FOLLOWING REGISTRANTS
            (CLASSES AND DATES OF WHICH ARE INDICATED IN PARENTHESIS)

                          ING VARIABLE PRODUCTS TRUST
                      ING VP MidCap Opportunities Portfolio
                     ING VP SmallCap Opportunities Portfolio
                       ING VP Financial Services Portfolio
                        ING VP High Yield Bond Portfolio
                      ING VP International Value Portfolio
  (Adviser Class, Institutional Class and Service Class dated April 28, 2006)

                               ING PARTNERS, INC.
                       ING Fundamental Research Portfolio
     (Adviser Class, Initial Class, and Service Class dated April 28, 2006)

                          ING VARIABLE INSURANCE TRUST
                     ING VP Global Equity Dividend Portfolio
                                (April 28, 2006)

Effective immediately, all ING Funds sub-advised by ING Investment Management Co. will be permitted to invest end-of-day cash balances into affiliated ING money market funds, including ING Institutional Prime Money Market Fund.

ING VP MidCap OPPORTUNITIES PORTFOLIO, ING VP SmallCap OPPORTUNITIES PORTFOLIO, ING VP FINANCIAL SERVICES PORTFOLIO, ING VP HIGH YIELD BOND PORTFOLIO, ING VP INTERNATIONAL VALUE PORTFOLIO, AND ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO

The section entitled "Principal Investment Strategies" found in the prospectuses for each of the above-named portfolios is amended to add the following:

     The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The section entitled "Risks" found in the prospectuses for each of the above-named portfolios is amended to add the following:

     Other Investment Companies - the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

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ING FUNDAMENTAL RESEARCH PORTFOLIO

The section entitled "Principal Investment Strategies" found in the prospectuses is amended to add the following:

     The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The section entitled "Summary of Principal Risks - Other Investment Companies" is hereby delete in its entirety and replace it with the following:

     OTHER INVESTMENT COMPANIES. A Portfolio may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

     To seek to achieve a return on uninvested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). A Portfolio's purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. The Portfolio's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio's investment into the ING Money Market Fund.

ING VP MidCap OPPORTUNITIES PORTFOLIO, ING VP SmallCap OPPORTUNITIES PORTFOLIO, ING VP FINANCIAL SERVICES PORTFOLIO, ING VP HIGH YIELD BOND PORTFOLIO, ING VP INTERNATIONAL VALUE PORTFOLIO

The section entitled "More Information About Risks - Principal Risks - Other Investment Companies" is hereby deleted in its entirety and replaced with the following:

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     OTHER INVESTMENT COMPANIES (ING VP LargeCap GROWTH PORTFOLIO, ING VP MidCap
     OPPORTUNITIES PORTFOLIO, ING VP SmallCap OPPORTUNITIES PORTFOLIO, ING VP FINANCIAL SERVICES PORTFOLIO, ING VP HIGH YIELD BOND PORTFOLIO AND ING VP INTERNATIONAL VALUE PORTFOLIO). Each Portfolio may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds
     ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

     To seek to achieve a return on uninvested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). A Portfolio's purchase of shares of an ING Money Market Funds will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. The Portfolio's Adviser will waive its fee in an amount equal to advisory fee received by the adviser of the ING Money Market Fund in which in Portfolio invests resulting from the Portfolio's investment into the ING Money Market Fund.

ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO

The section entitled "More Information About Risks - Other Risks - Other Investment Companies" is hereby deleted in its entirety and replaced with the following.

The section entitled "More Information About Risks - Principal Risks" is amended to add the following:

     OTHER INVESTMENT COMPANIES The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

     To seek to achieve a return on uninvested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). A Portfolio's purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. The Portfolio's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio's investment into the ING Money Market Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                        SUPPLEMENT DATED NOVEMBER 1, 2006
              TO THE STATEMENTS OF ADDITIONAL INFORMATION ("SAIs")
                          OF THE FOLLOWING REGISTRANTS
            (CLASSES AND DATES OF WHICH ARE INDICATED IN PARENTHESIS)

                               ING PRODUCTS TRUST
                      ING VP MidCap Opportunities Portfolio
                     ING VP SmallCap Opportunities Portfolio
                       ING VP Financial Services Portfolio
                        ING VP High Yield Bond Portfolio
                      ING VP International Value Portfolio
  (Adviser Class, Institutional Class, and Service Class dated April 28, 2006)

                               ING PARTNERS, INC.
                       ING Fundamental Research Portfolio
     (Adviser Class, Initial Class, and Service Class dated April 28, 2006)

                         ING VP VARIABLE INSURANCE TRUST
                     ING VP Global Equity Dividend Portfolio
                                (April 28, 2006)

Effective immediately, all ING Funds sub-advised by ING Investment Management Co. will be permitted to invest end-of-day cash balances into affiliated ING money market funds, including ING Institutional Prime Money Market Fund.

ING VP HIGH YIELD BOND PORTFOLIO AND ING VP SmallCap OPPORTUNITIES PORTFOLIO

The section entitled "Fundamental Investment Restrictions - SmallCap Opportunities Portfolio and High Yield Bond Portfolio" is amended to delete the non-fundamental investment policies and replace them with the following:

     The following policies are non-fundamental and may be changed with shareholder approval:

     1. Each Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

     2. A Portfolio may not invest more than 15% of its net assets (determined at the time of investment) in illiquid securities, including securities subject to legal or contractual restrictions on resale (which may include private placements and those 144A securities for which the trustees, pursuant to procedures adopted by a Portfolio, have determined there is no liquid secondary market), repurchase agreements maturing in more than seven days, options traded over the counter that a Portfolio has purchased, securities being used to cover options a Portfolio has written, securities for which market quotations are not readily available, or other securities which legally or in the Adviser's or Trustees' opinion may be deemed illiquid.

ING INTERNATIONAL VALUE PORTFOLIO

The section entitled "Fundamental Investment Restrictions - International Value Portfolio" is amended to delete the non-fundamental investment policies and replace them with the following:

     The following policies are non-fundamental and may be changed without shareholder approval:

     1. The Portfolio may not purchase any security if as a result the Portfolio would hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class), except that the Portfolio reserves the right to invest all of its assets in a class of voting securities of another investment company.

     2. The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

     3. The Portfolio may not invest more than 15% of its net assets in illiquid securities.

ING VP MidCap OPPORTUNITIES PORTFOLIO

The section entitled "Fundamental Investment Restrictions - MidCap Opportunities Portfolio" is amended to delete the non-fundamental investment policies and replace them with the following:

     The following policies are non-fundamental and may be changed without shareholder approval:

     1. The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

     2. The Portfolio may not invest more than 15% of its net assets in illiquid securities.

ING VP MidCap OPPORTUNITIES PORTFOLIO, ING VP SmallCap OPPORTUNITIES PORTFOLIO, ING VP FINANCIAL SERVICES PORTFOLIO, ING VP HIGH YIELD BOND PORTFOLIO, ING VP INTERNATIONAL VALUE PORTFOLIO

The chart located in the section entitled "Supplemental Description of Portfolio Investments and Risks - Investments, Investment Strategies and Risks" is amended to delete the first and second sentences of footnote (14) and replace them with the following:

     The Portfolios may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

ING VP MidCap OPPORTUNITIES PORTFOLIO, ING VP SmallCap OPPORTUNITIES PORTFOLIO, ING VP FINANCIAL SERVICES PORTFOLIO, ING VP HIGH YIELD BOND PORTFOLIO, AND ING VP INTERNATIONAL VALUE PORTFOLIO

The section entitled "Supplemental Description of Portfolio Investments and Risks - Investments, Investment Strategies and Risks - Other Investment Companies" is amended to delete the 2nd paragraph and the section and replace it with the following:

     The Portfolios may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder. A Portfolio may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies of that Portfolio. No Portfolio will invest in other investment companies in reliance of Section 12(d)(1)(F) or
     (G) of the 1940 Act.

ING FUNDAMENTAL RESEARCH PORTFOLIO

The section entitled "Description of Various Securities and Investment Policies and Practices - Description of Securities and Investment Techniques - Investment in Other Investment Companies" is amended to delete and 1st sentence and 2nd sentence and replace them with the following:

     Each Portfolio (except ING OpCap Balanced Value) may invest in securities of other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.

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ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO

The chart in the section entitled "Supplemental Description of Portfolio Investments and Risks - Investments, Investment Strategies and Risks" is amended to delete footnote 10 and replace with the following:

     10. The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

ING VP MidCap OPPORTUNITIES PORTFOLIO, ING VP SmallCap OPPORTUNITIES PORTFOLIO, ING VP FINANCIAL SERVICES PORTFOLIO, ING VP HIGH YIELD BOND PORTFOLIO, AND ING VP INTERNATIONAL VALUE PORTFOLIO

The chart in the section entitled "Adviser - Advisory Fees" is amended to add the following footnote (1) to the above-named funds:

     (1) To seek to achieve a return on uninvested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). A Portfolio's purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. The Portfolio's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio's investment into the ING Money Market Fund.

ING FUNDAMENTAL RESEARCH PORTFOLIO

The chart in the section entitled "Adviser - Advisory fees is amended to add the following footnote (1):

     (1) To seek to achieve a return on uninvested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). A Portfolio's purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. The Portfolio's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio's investment into the ING Money Market Fund.

ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO

The section entitled "Adviser - Advisory Fees" is amended to add the following to the end of the section:

     To seek to achieve a return on uninvested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). A Portfolio's purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. The Portfolio's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio's investment into the ING Money Market Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE